Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED DECEMBER 31, 2012
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2012

Effective December 31, 2012, The Flex-funds® changed its name to Meeder Funds.  Therefore, the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2012 are revised as follows:

All references in the Prospectus and SAI to The Flex-funds® are hereby amended to read Meeder Funds.

Investors Should Retain this Supplement for Future Reference